Document and Entity Information	Apr. 07, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	001-39599
Entity Registrant Name	HOLLEY INC.
Entity Central Index Key	0001822928
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1727560
Entity Address, Address Line One	1A Burton Hills Blvd
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	270
Local Phone Number	782-2900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HLLY
Security Exchange Name	NYSE
Warrants to purchase common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	HLLY WS
Security Exchange Name	NYSE